Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) share shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) share shares	Dec. 31, 2017 USD ($) share $ / shares shares	Jun. 02, 2018 shares
Statements [Line Items]
Price per share | $ / shares			$ 5.00				$ 8.50
Proceeds from issue of share capital including offering expenses		$ 41,847,000	$ 30,998			$ 25,338,000	$ 19,975
Offering expenses | $		$ 2,856,000				$ 1,784,000
Warrants amended, number of common shares available on exercise				1,190,476
Warrants amended, previous exercise price | $ / shares					$ 8.40
Exercise of warrants (shares)						13,332	13,332
Warrants exercised | share				0		399,980	399,980
Proceeds from warrants exercised | $						$ 159,000
Weighted average number of ordinary shares outstanding				13,906,074		9,771,021	9,771,021
Total shares available for issuance under 2018 Stock Option Plan				1,195,296	1,195,296			3,894,501
Share options granted | share				1,082,600		377,078	377,078
Fair value of stock options issued | $				$ 3,812,000		$ 3,030,000
Weighted average grant date fair value | $				$ 3.52		8.03
Conversion of DSUs from equity to cash settlement | $						$ 414,000
Units issued				189,393		46,187	46,187
Units outstanding				334,982	334,982	145,589
Fair value of units granted | $				$ 806,000	$ 806,000	$ 1,349,000
License Agreement Amendment [Member]
Statements [Line Items]
Payment to licensors | $	$ 3,000,000
Shares issued, net of issue costs (Shares)	369,621
Common shares [Member]
Statements [Line Items]
Number of shares issued during period		2,949,674	2,949,674			1,950,000	1,950,000
Series II Non-Voting Convertible First Preferred Shares [Member]
Statements [Line Items]
Number of shares issued during period		3,250,000	3,250,000			400,000	400,000
Series I First Preferred Shares [Member]
Statements [Line Items]
Preferred shares converted				35,154,286		900,364	900,364
Common shares issued from conversion of preferred shares				1,171,806		30,012	30,012
Series II First Preferred Shares [Member]
Statements [Line Items]
Price per share | $ / shares					$ 8.40
Exercise of warrants (shares)				1,190,476
Preferred shares converted						359,202	359,202
Common shares issued from conversion of preferred shares						359,202	359,202
Default maximum beneficial ownership [Member] | Series I and II First Preferred Shares [Member]
Statements [Line Items]
Beneficial ownership of outstanding common shares				4.99%
Maximum beneficial ownership with 61 days prior written notice [Member] | Series I and II First Preferred Shares [Member]
Statements [Line Items]
Beneficial ownership of outstanding common shares				9.99%
Maximum beneficial ownership with clearance of personal information form by the TSX [Member] | Series I and II First Preferred Shares [Member]
Statements [Line Items]
Beneficial ownership of outstanding common shares				19.99%
Minimum beneficial ownership upon approval of TSX and shareholders [Member] | Series I and II First Preferred Shares [Member]
Statements [Line Items]
Beneficial ownership of outstanding common shares				19.99%